Pension and Other Employee Benefits - Summary of Shares of Stocks of Defined Benefit Pension Plans (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 1,903	₱ 2,077
Preferred Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	360	360
PSE [member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	1,026	1,161
Parent [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	35	26
Others [Member] | Common Stock [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Shares of stocks	₱ 482	₱ 530